Shareholders' equity - Profit reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income for the year	R$ 187,874	R$ 138,142	R$ 66,054
Destination of the legal reserve (5%)	31,154
Appropriation in unrealized profit reserve	(38,355)	(31,154)
Unrealized Profits Reserve
Net income for the year	161,493	131,116
Destination of the legal reserve (5%)	(38,355)	(31,154)
Distribution of income for the year	(8,075)	(6,556)
Appropriation in unrealized profit reserve	R$ 115,063	R$ 93,406